Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventories
	December 31, 2020	December 31, 2019
Bunkers	$521	$251
Lubricants	4,223	4,331
Stores	1,291	777
Victualling	281	236
Total	$6,316	$5,595